UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
September 30, 2015 (Unaudited)

Common Stocks--97.2%	Shares		Value ($)
Automobiles & Components--1.3%
Gentex	111,676		1,730,978
Banks--4.9%
SVB Financial Group	27,038	a	3,123,971
Webster Financial	96,343		3,432,701
			6,556,672
Capital Goods--10.8%
A.O. Smith	26,343		1,717,300
Allegion	40,938		2,360,485
BWX Technologies	53,362		1,406,622
Carlisle	29,174		2,549,224
Nordson	33,320		2,097,161
Sensata Technologies Holding	31,615	a	1,401,809
Snap-on	19,805		2,989,367
			14,521,968
Consumer Durables & Apparel--5.9%
Jarden	47,400	a	2,316,912
Kate Spade & Company	130,476	a	2,493,396
PVH	30,548		3,114,063
			7,924,371
Consumer Services--2.2%
Panera Bread, Cl. A	15,476	a	2,993,213
Diversified Financials--2.0%
CBOE Holdings	41,013		2,751,152
Energy--1.5%
Tesoro	21,535		2,094,063
Exchange-Traded Funds--6.1%
iShares Russell Mid-Cap Growth ETF	69,394	b	6,149,002
PowerShares QQQ Trust	20,434		2,079,364
			8,228,366
Food, Beverage & Tobacco--2.0%
WhiteWave Foods	67,110	a	2,694,466
Health Care Equipment & Services--14.9%
Align Technology	57,313	a	3,253,086
AmerisourceBergen	35,216		3,345,168
athenahealth	16,049	a,b	2,140,134
Boston Scientific	240,311	a	3,943,504
Brookdale Senior Living	87,040	a	1,998,438
Cooper	17,056		2,538,956
IMS Health Holdings	96,795	a	2,816,734
			20,036,020
Insurance--2.4%
FNF Group	93,422		3,313,678
Media--4.6%
IMAX	106,866	a	3,611,002
Lions Gate Entertainment	70,802	b	2,605,514
			6,216,516
Pharmaceuticals, Biotech & Life Sciences--6.3%
Alkermes	22,997	a	1,349,234
ICON	31,910	a	2,264,653
Jazz Pharmaceuticals	17,062	a	2,266,004
Vertex Pharmaceuticals	24,576	a	2,559,345
			8,439,236
Real Estate--5.9%
CBRE Group, Cl. A	98,706	a	3,158,592
Extra Space Storage	36,980	c	2,853,377
Realogy Holdings	50,421	a	1,897,342
			7,909,311
Retailing--8.7%
Liberty Interactive, Cl. A	99,765	a	2,616,836

LKQ	84,441	a	2,394,747
Restoration Hardware Holdings	24,447	a,b	2,281,150
Ulta Salon Cosmetics & Fragrance	8,590	a	1,403,176
Williams-Sonoma	40,250		3,073,088
			11,768,997
Semiconductors & Semiconductor Equipment--2.2%
Mellanox Technologies	77,825	a	2,941,007
Software & Services--11.0%
Akamai Technologies	35,725	a	2,467,168
ANSYS	20,054	a	1,767,560
Booz Allen Hamilton Holdings	64,040		1,678,488
Fidelity National Information
Services	42,821		2,872,433
HomeAway	96,925	a	2,572,390
Synopsys	75,078	a	3,467,102
			14,825,141
Technology Hardware & Equipment--4.5%
Amphenol, Cl. A	43,760		2,230,010
Infinera	116,405	a,b	2,276,882
Palo Alto Networks	9,163	a	1,576,036
			6,082,928
Total Common Stocks
(cost $127,004,597)			131,028,083

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,211,374)	3,211,374	[d]	3,211,374
Investment of Cash Collateral for
Securities Loaned--6.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,948,316)	8,948,316	[d]	8,948,316
Total Investments (cost $139,164,287)	106.2%		143,187,773
Liabilities, Less Cash and Receivables	(6.2%)		(8,392,953)
Net Assets	100.0%		134,794,820

ETF--Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $11,938,997 and the value of the collateral held by the fund was $11,984,658, consisting of cash collateral of $8,948,316 and U.S. Government and Agency securities valued at $3,036,342.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $4,023,486 of which $10,733,523 related to appreciated investment securities and $6,710,037 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Health Care Equipment & Services	14.9
Software & Services	11.0
Capital Goods	10.8
Money Market Investments	9.0
Retailing	8.7
Pharmaceuticals, Biotech & Life Sciences	6.3
Exchange-Traded Funds	6.1
Consumer Durables & Apparel	5.9
Real Estate	5.9
Banks	4.9
Media	4.6
Technology Hardware & Equipment	4.5
Insurance	2.4

Consumer Services	2.2
Semiconductors & Semiconductor Equipment	2.2
Diversified Financials	2.0
Food, Beverage & Tobacco	2.0
Energy	1.5
Automobiles & Components	1.3
106.2

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	116,924,062	-	-	116,924,062
Equity Securities - Foreign Common Stocks+	5,875,655	-	-	5,875,655
Exchange-Traded Funds	8,228,366	-	-	8,228,366
Mutual Funds	12,159,690	-	-	12,159,690

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)